FINANCIAL RISK MANAGEMENT - Market Price Sensitivity Tests (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Equity securities at 10 percent change [Member] | Measured at fair value through other comprehensive Change in income
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 57,920	S/ 64,947
Equity securities at 25 percent change [Member] | Measured at fair value through other comprehensive Change in income
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 144,800	S/ 162,368
Equity securities at 30 percent change [Member] | Measured at fair value through other comprehensive Change in income
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 173,760	S/ 194,841
Participation in Mutual Funds at 10 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 59,127	S/ 25,687
Participation in Mutual Funds at 25 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 147,818	S/ 64,219
Participation in Mutual Funds at 30 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 177,381	S/ 77,062
Restricted mutual funds at 10 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 46,009	S/ 40,735
Restricted mutual funds at 25 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 115,022	S/ 101,838
Restricted mutual funds at 30 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 138,026	S/ 122,205
Participation in RAL funds at 10 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 30,040	S/ 44,504
Participation in RAL funds at 25 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 75,100	S/ 111,260
Participation in RAL funds at 30 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 90,119	S/ 133,512
Investment funds at 10 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 30,576	S/ 32,346
Investment funds at 25 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 76,440	S/ 80,864
Investment funds at 30 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 91,728	S/ 97,037
Hedge Funds at 10 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 3,364	S/ 4,434
Hedge Funds at 25 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 8,410	S/ 11,084
Hedge Funds at 30 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 10,092	S/ 13,301
Exchange Trade Funds at 10 percent change | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 1,360	S/ 2,556
Exchange Trade Funds at 25 percent change | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 3,399	S/ 6,391
Exchange Trade Funds at 30 percent change | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 4,079	S/ 7,669